Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Right-of-Use Assets and Investment Property
Right-of-use Assets and Investment Property

	Cell and switches sites	Buildings	Motor vehicles	Total
	Right of use assets				Investment property	Total
	NIS millions
Cost
Balance as of January 1, 2019	626	153	23	802	24	826
Additions, changes in agreements and revaluation	135	24	30	189	-	189
Deductions for ended agreements	(24)	(1)	(5)	(30)	-	(30)
Balance as of December 31, 2019	737	176	48	961	24	985

Additions, changes in agreements and revaluation	94	6	29	129	2	131
Business combination	-	16	1	17	-	17
Deductions for ended agreements	(65)	(6)	(10)	(81)	-	(81)
Balance as of December 31, 2020	766	192	68	1,026	26	1,052

Cumulated depreciation and devaluation
Balance as of January 1, 2019	-	-	-	-	-	-
Depreciation for year	177	53	22	252	-	252
Change in fair value of real estate for investment	-	-	-	-	6	6
Deductions for ended agreements	(5)	(1)	(5)	(11)	-	(11)
Changes in agreements and revaluation	(3)	(1)	(3)	(7)	-	(7)
Balance as of December 31, 2019	169	51	14	234	6	240

Depreciation for year	168	52	21	241	-	241
Change in fair value of real estate for investment	-	-	-	-	7	7
Business combination	-	5	1	6	-	6
Deductions for ended agreements	(59)	(6)	(10)	(75)	-	(75)
Changes in agreements and revaluation	(3)	(3)	-	(6)	-	(6)
Balance as of December 31, 2020	275	99	26	400	13	413

Amortized cost balance as of January 1, 2019	626	153	23	802	24	826

Amortized cost balance as of December 31, 2019	568	125	34	727	18	745

Amortized cost balance as of December 31, 2020	491	93	42	626	13	639

Schedule of Leases Liabilities
Leases liabilities

	Cell and switches sites	Buildings	Motor vehicles	Total
	NIS millions
Balance as of January 1, 2019	622	183	25	830
Additions for new contracts, changes in agreements and revaluation	141	30	33	204
Deductions for ended agreements	(18)	-	(1)	(19)
Financing expenses	19	4	1	24
Payments for lease	(193)	(65)	(22)	(280)
Balance as of December 31, 2019	571	152	36	759

Additions for new contracts, changes in agreements and revaluation	94	8	31	133
Deductions for ended agreements	(6)	-	(1)	(7)
Financing expenses	21	3	1	25
Business combination	-	13	1	14
Payments for lease	(168)	(63)	(22)	(253)
Balance as of December 31, 2020	512	113	46	671

Current maturities of liabilities for leases	148	61	17	226
Liabilities for long-term leases	423	91	19	533
Balance as of December 31, 2019	571	152	36	759

Current maturities of liabilities for leases	135	56	23	214
Liabilities for long-term leases	377	57	23	457
Balance as of December 31, 2020	512	113	46	671